UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: March 1, 2015 to May 31, 2015

Item 1.                      Schedule of Investments.
Attached hereto.

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Financial - 36.7%
China Construction Bank Corp. — Class H	2,894,978	$2,909,338
Industrial & Commercial Bank of China Ltd. — Class H	3,322,973	2,893,624
Bank of China Ltd. — Class H	3,288,965	2,185,133
China Life Insurance Company Ltd. — Class H	356,995	1,715,536
Ping An Insurance Group Company of China Ltd. — Class H	113,000	1,663,319
Bank of Communications Company Ltd. — Class H	993,993	946,349
China Overseas Land & Investment Ltd.	191,995	695,998
China Merchants Bank Company Ltd. — Class H	220,993	672,825
Agricultural Bank of China Ltd. — Class H	1,151,982	625,661
PICC Property & Casualty Company Ltd. — Class H	219,995	504,610
China Pacific Insurance Group Company Ltd. — Class H	93,200	480,335
China Minsheng Banking Corporation Ltd. — Class H	308,990	425,723
China Resources Land Ltd.	113,999	369,136
China Cinda Asset Management Company Ltd. — Class H	555,000	351,549
China CITIC Bank Corporation Ltd. — Class H*	377,993	319,889
People's Insurance Company Group of China Ltd. — Class H	346,000	245,499
Haitong Securities Company Ltd. — Class H	71,200	225,958
China Taiping Insurance Holdings Company Ltd.*	49,200	200,569
Huishang Bank Corporation Ltd. — Class H	376,000	199,361
CITIC Securities Company Ltd. — Class H	40,501	172,160
China Everbright Ltd.1	42,000	167,154
Country Garden Holdings Company Ltd.	360,873	166,201
China Vanke Company Ltd. — Class H	62,996	166,195
New China Life Insurance Company Ltd. — Class H	23,800	151,983
Evergrande Real Estate Group Ltd.1	215,994	140,716
Sino-Ocean Land Holdings Ltd.	182,493	130,427
Shimao Property Holdings Ltd.	59,999	128,798
Sunac China Holdings Ltd.	90,000	105,772
Longfor Properties Company Ltd.	63,499	104,691
Chongqing Rural Commercial Bank Company Ltd. — Class H	119,994	97,524
Shanghai Industrial Holdings Ltd.1	24,000	92,420
Yuexiu Property Company Ltd.1	323,992	75,235
	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Financial - 36.7% (continued)
Bank of Chongqing Company Ltd. — Class H	75,000	$74,791
Guotai Junan International Holdings Ltd.	38,000	72,945
Far East Horizon Ltd.	74,000	71,980
Renhe Commercial Holdings Company Ltd.*	791,991	70,499
SOHO China Ltd.	91,499	62,443
KWG Property Holding Ltd.	62,315	59,489
Shenzhen Investment Ltd.	105,999	57,433
Harbin Bank Company Ltd. — Class H3	146,000	56,882
Guangzhou R&F Properties Company Ltd. — Class H*	48,400	56,695
Agile Property Holdings Ltd.1	72,000	55,359
Greentown China Holdings Ltd.*	38,000	54,415
Shui On Land Ltd.	164,993	52,149
Franshion Properties China Ltd.	131,998	51,426
Poly Property Group Company Ltd.	92,999	51,229
China South City Holdings Ltd.1	128,000	48,548
Hopson Development Holdings Ltd.*	34,000	35,967
Yanlord Land Group Ltd.	30,400	26,706
China Overseas Grand Oceans Group Ltd.	42,000	23,569
E-House China Holdings Ltd. ADR	3,573	19,866
Kaisa Group Holdings Ltd.*,†††,1,2	113,999	–
Total Financial		20,332,079
Communications - 22.5%
Tencent Holdings Ltd.	160,500	3,223,853
China Mobile Ltd.	198,499	2,614,541
Baidu, Inc. ADR*	10,152	2,004,005
Alibaba Group Holding Ltd. ADR*	17,738	1,584,357
Ctrip.com International Ltd. ADR*	6,491	518,437
China Telecom Corporation Ltd. — Class H	661,981	450,057
China Unicom Hong Kong Ltd.	219,995	371,221
Vipshop Holdings Ltd. ADR*,1	13,547	338,269
Qihoo 360 Technology Company Ltd. ADR*	3,855	200,653
Youku Tudou, Inc. ADR*	6,334	170,828
SINA Corp.*,1	3,166	128,951
ZTE Corp. — Class H	30,040	104,441
Sohu.com, Inc.*	1,456	92,718
YY, Inc. ADR*,1	1,373	89,025
China Communications Services Corp. Ltd. — Class H	131,993	72,369
SouFun Holdings Ltd. ADR	9,624	71,506
Bitauto Holdings Ltd. ADR*	1,162	70,347
58.com, Inc. ADR*	706	52,957
BYD Electronic International Company Ltd.*	29,500	48,180
Coolpad Group Ltd.	124,000	44,631
21Vianet Group, Inc. ADR*,1	2,230	40,274

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Communications - 22.5% (continued)
Autohome, Inc. ADR*	802	$36,563
CITIC Telecom International Holdings Ltd.	65,000	33,709
51job, Inc. ADR*	1,058	32,840
TCL Communication Technology Holdings Ltd.	29,000	31,052
E-Commerce China Dangdang, Inc. — Class A ADR*,1	2,964	24,809
Total Communications		12,450,593
Energy - 9.4%
CNOOC Ltd.	772,990	1,208,615
PetroChina Company Ltd. — Class H	1,011,986	1,199,780
China Petroleum & Chemical Corp. — Class H	1,223,183	1,077,764
China Shenhua Energy Company Ltd. — Class H	163,996	403,244
China Longyuan Power Group Corporation Ltd. — Class H	160,998	199,182
Kunlun Energy Company Ltd.	151,994	165,101
China Oilfield Services Ltd. — Class H	85,999	159,759
GCL-Poly Energy Holdings Ltd.*,1	502,995	134,321
	Shares	Value
China Coal Energy Company Ltd. — Class H	194,993	118,230
Yanzhou Coal Mining Company Ltd. — Class H	91,999	81,536
Xinyi Solar Holdings Ltd.	150,000	70,244
Sinopec Engineering Group Company Ltd. — Class H	56,000	54,977
Trina Solar Ltd. ADR*,1	4,191	51,843
Sinopec Oilfield Service Corp. — Class H*	100,000	50,184
Beijing Jingneng Clean Energy Co. Ltd. — Class H	108,000	49,740
Shougang Fushan Resources Group Ltd.	186,000	43,671
Sinopec Kantons Holdings Ltd.	50,000	41,218
CIMC Enric Holdings Ltd.	30,000	30,226
United Energy Group Ltd.*	185,994	26,634
China Suntien Green Energy Corporation Ltd. — Class H	85,000	20,615
Total Energy		5,186,884
Consumer, Non-cyclical - 8.0%
Hengan International Group Company Ltd.	38,001	436,802
Want Want China Holdings Ltd.	328,993	371,369
China Mengniu Dairy Company Ltd.	58,999	336,797
WH Group Ltd.*,3	336,000	257,476
Sinopharm Group Company Ltd. — Class H	51,601	246,304
Tingyi Cayman Islands Holding Corp.	89,999	191,108
Sino Biopharmaceutical Ltd.	143,995	170,716
New Oriental Education & Technology Group ADR*	6,298	150,081
WuXi PharmaTech Cayman, Inc. ADR*	3,426	147,387
COMMON STOCKS† - 99.7% (continued)
Consumer, Non-cyclical - 8.0% (continued)
China Conch Venture Holdings Ltd.	39,500	$123,572
Sihuan Pharmaceutical Holdings Group Ltd.†††,2	288,988	123,401
COSCO Pacific Ltd.	82,000	118,268
Mindray Medical International Ltd. ADR	4,250	114,623
Zhejiang Expressway Company Ltd. — Class H	67,999	105,969
CSPC Pharmaceutical Group Ltd.	102,000	105,006
Tsingtao Brewery Company Ltd. — Class H	16,000	102,586
China Medical System Holdings Ltd.	59,495	99,318
Uni-President China Holdings Ltd.	87,000	86,085
Shenzhen International Holdings Ltd.	47,749	85,130
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	92,001	81,063
Jiangsu Expressway Company Ltd. — Class H	58,000	80,810
Luye Pharma Group Ltd.*	72,000	78,395
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	16,000	68,941
TAL Education Group ADR*	1,874	67,876
China Agri-Industries Holdings Ltd.*	105,999	63,997
Tong Ren Tang Technologies Company Ltd. — Class H	32,000	57,960
China Huishan Dairy Holdings Company Ltd.	275,000	57,118
CP Pokphand Company Ltd.	321,993	51,509
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	12,000	50,003
China Modern Dairy Holdings Ltd.	112,989	45,187
SSY Group Ltd.	108,000	41,798
Phoenix Healthcare Group Company Ltd.	18,500	37,995
China Yurun Food Group Ltd.*	74,000	34,749
Shenzhen Expressway Company Ltd. — Class H	36,000	31,720
China Shengmu Organic Milk Ltd.*,3	107,000	30,506
Fu Shou Yuan International Group Ltd.	51,000	30,462
Vinda International Holdings Ltd.	14,000	30,306
Hua Han Bio-Pharmaceutical Holdings Ltd.	123,200	26,860
Tibet 5100 Water Resources Holdings Ltd.	70,000	26,459
China Shineway Pharmaceutical Group Ltd.	14,000	24,527
Wumart Stores, Inc. — Class H*	27,000	23,302

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Non-cyclical - 8.0% (continued)
China Animal Healthcare Ltd.†††,2	36,000	$18,113
Total Consumer, Non-cyclical		4,431,654
Industrial - 6.7%
China Communications Construction Company Ltd. — Class H	211,993	366,468
Anhui Conch Cement Company Ltd. — Class H	63,500	266,237
China Everbright International Ltd.	129,999	246,529
China Railway Group Ltd. — Class H	182,993	236,545
AAC Technologies Holdings, Inc.	35,482	198,431
China Railway Construction Corporation Ltd. — Class H	81,999	151,271
Shanghai Electric Group Company Ltd. — Class H1	141,998	149,663
China National Building Material Company Ltd. — Class H	137,998	147,227
Yangzijiang Shipbuilding Holdings Ltd.	135,100	144,725
China State Construction International Holdings Ltd.	81,999	144,501
AviChina Industry & Technology Company Ltd. — Class H	111,999	142,319
China COSCO Holdings Company Ltd. — Class H*	122,999	92,350
Beijing Capital International Airport Company Ltd. — Class H	74,000	88,591
China International Marine Containers Group Co. Ltd. — Class H	28,700	82,195
China Shipping Container Lines Company Ltd. — Class H*	177,994	81,516
Haitian International Holdings Ltd.	30,000	73,766
Sunny Optical Technology Group Company Ltd.	32,000	70,262
Lee & Man Paper Manufacturing Ltd.	102,999	68,962
Metallurgical Corporation of China Ltd. — Class H*	129,999	67,921
China Shanshui Cement Group Ltd.*,†††,2	105,999	64,544
BBMG Corp. — Class H	55,500	62,148
Tech Pro Technology Development Ltd.*	60,000	61,072
Sinotrans Ltd. — Class H	75,000	58,537
China Machinery Engineering Corp. — Class H	41,000	54,691
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H1	68,399	52,591
China Resources Cement Holdings Ltd.	84,000	51,690
	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrial - 6.7% (continued)
China High Speed Transmission Equipment Group Co. Ltd.*,1	50,000	$50,313
Xinjiang Goldwind Science & Technology Company Ltd. — Class H	20,200	49,513
China Shipping Development Co. Ltd. — Class H	62,000	49,030
China Lesso Group Holdings Ltd.	51,000	48,819
China Zhongwang Holdings Ltd.1	77,999	46,086
Guangshen Railway Company Ltd. — Class H	68,000	44,915
SITC International Holdings Company Ltd.	60,000	40,637
Dongfang Electric Corporation Ltd. — Class H	16,200	35,988
China Singyes Solar Technologies Holdings Ltd.	22,000	34,058
CT Environmental Group Ltd.	24,000	32,696
SIIC Environment Holdings Ltd.*	184,400	28,024
Harbin Electric Company Ltd. — Class H	32,000	26,957
China Huarong Energy Company Ltd.*,1	235,494	26,735
Total Industrial		3,738,523
Consumer, Cyclical - 6.4%
Great Wall Motor Company Ltd. — Class H	49,500	319,610
Belle International Holdings Ltd.	226,993	289,908
Dongfeng Motor Group Company Ltd. — Class H	138,000	225,741
Byd Company Ltd. — Class H††,1	29,000	203,895
China Resources Enterprise Ltd.	60,000	180,351
Haier Electronics Group Company Ltd.	55,000	166,741
Brilliance China Automotive Holdings Ltd.	97,996	152,970
GOME Electrical Appliances Holding Ltd.	559,991	146,652
Shenzhou International Group Holdings Ltd.	25,999	128,460
Geely Automobile Holdings Ltd.	244,993	127,055
Air China Ltd. — Class H	97,999	120,482
Guangzhou Automobile Group Company Ltd. — Class H	105,999	108,439
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	30,800	102,116
Sun Art Retail Group Ltd.	104,999	92,381
Weichai Power Company Ltd. — Class H	24,400	91,127
ANTA Sports Products Ltd.	39,000	90,462
China Southern Airlines Company Ltd. — Class H	84,000	86,151
Skyworth Digital Holdings Ltd.	89,999	86,033
Intime Retail Group Company Ltd.1	47,000	80,278
Minth Group Ltd.	32,000	78,849
Digital China Holdings Ltd.	42,000	75,531

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Cyclical - 6.4% (continued)
China Eastern Airlines Corporation Ltd. — Class H*	94,000	$73,245
Xinyi Glass Holdings Ltd.	113,999	68,680
China Travel International Investment Hong Kong Ltd.	115,999	56,716
China Dongxiang Group Company Ltd.1	160,000	45,410
Li Ning Company Ltd.*	73,000	42,755
Homeinns Hotel Group*	1,453	39,086
Golden Eagle Retail Group Ltd.	25,000	38,444
China Lodging Group Ltd. ADR*	1,348	33,403
REXLot Holdings Ltd.1	449,993	33,090
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	66,000	32,951
Baoxin Auto Group Ltd.	39,000	32,603
China ZhengTong Auto Services Holdings Ltd.1	46,500	30,354
Zhongsheng Group Holdings Ltd.	31,500	26,373
Dah Chong Hong Holdings Ltd.1	42,000	25,032
Bosideng International Holdings Ltd.	157,999	24,867
Ajisen China Holdings Ltd.	28,000	16,977
Total Consumer, Cyclical		3,573,218
Utilities - 3.2%
China Resources Power Holdings Company Ltd.	83,999	233,525
Huaneng Power International, Inc. — Class H	167,994	224,959
Beijing Enterprises Holdings Ltd.	24,500	214,451
Guangdong Investment Ltd.	137,998	193,337
China Gas Holdings Ltd.	109,999	189,586
Beijing Enterprises Water Group Ltd.*	217,993	184,202
China Resources Gas Group Ltd.	40,000	123,330
Huadian Power International Corporation Ltd. — Class H	84,000	97,095
Datang International Power Generation Company Ltd. — Class H	155,996	91,365
China Power International Development Ltd.	119,999	87,311
Huaneng Renewables Corporation Ltd. — Class H	167,992	78,670
Huadian Fuxin Energy Corporation Ltd. — Class H	102,000	53,424
China Oil & Gas Group Ltd.	197,992	23,754
Total Utilities		1,795,009
Technology - 3.2%
NetEase, Inc. ADR	3,513	496,772
Lenovo Group Ltd.	303,995	482,373
Hanergy Thin Film Power Group Ltd.*,††	934,000	261,468
Semiconductor Manufacturing International Corp.*	1,407,983	161,659
Kingsoft Corporation Ltd.1	29,000	116,351
TravelSky Technology Ltd. — Class H	44,000	76,289
NetDragon Websoft, Inc.1	13,500	67,661
	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Technology - 3.2% (continued)
Shunfeng International Clean Energy Ltd.*	50,000	$35,154
Shanda Games Ltd. ADR*	4,484	31,186
Perfect World Company Ltd. ADR*	1,402	27,732
Ju Teng International Holdings Ltd.	42,000	25,954
Total Technology		1,782,599
Basic Materials - 2.8%
CITIC Ltd.	263,000	507,574
Jiangxi Copper Company Ltd. — Class H1	65,999	130,950
Zijin Mining Group Company Ltd. — Class H	279,992	124,978
Aluminum Corporation of China Ltd. — Class H*	185,994	112,054
Huabao International Holdings Ltd.	92,999	89,741
Sinopec Shanghai Petrochemical Company Ltd. — Class H*	165,998	81,376
Nine Dragons Paper Holdings Ltd.	78,999	72,461
Kingboard Chemical Holdings Ltd.	29,300	57,001
China Molybdenum Co. Ltd. — Class H	62,000	56,789
China Hongqiao Group Ltd.1	47,000	47,658
Angang Steel Company Ltd. — Class H	50,000	41,282
Yingde Gases Group Company Ltd.	48,500	38,479
China BlueChemical Ltd. — Class H	83,999	37,602
Maanshan Iron & Steel Company Ltd. — Class H*,1	94,000	36,986
Zhaojin Mining Industry Company Ltd. — Class H1	42,000	35,002
Kingboard Laminates Holdings Ltd.	60,500	30,751
Dongyue Group Ltd.	57,000	25,516
North Mining Shares Company Ltd. — Class C*	520,000	23,479
Total Basic Materials		1,549,679
Diversified - 0.8%
China Merchants Holdings International Company Ltd.	86,000	379,434
Carnival Group International Holdings Ltd.*	360,000	65,019
Total Diversified		444,453
Total Common Stocks
(Cost $45,450,074)		55,284,691
RIGHTS - 0.0%**
Hua Han Bio-Pharmaceutical Holdings Ltd.
Expires 06/04/15†††,2	61,600	0
Total Rights
(Cost $0)		0

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 4.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.1047%	2,267,539	$2,267,539
Total Securities Lending Collateral
(Cost $2,267,539)		2,267,539
Total Investments - 103.8%
(Cost $47,717,613)		$57,552,230
Other Assets & Liabilities, net - (3.8)%		(2,100,120)
Total Net Assets - 100.0%		$55,452,110

*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at May 31, 2015 - See Note 4.
2	Security was fair valued by the Valuation Committee at May 31, 2015. The total market value of fair valued securities amounts to $206,058 or 0.4% of total net assets.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $344,864 0.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Communications - 49.2%
Tencent Holdings Ltd.	620,115	$12,455,820
Baidu, Inc. ADR*	35,316	6,971,379
Alibaba Group Holding Ltd. ADR*	65,284	5,831,167
Youku Tudou, Inc. ADR*,1	126,800	3,419,796
Qihoo 360 Technology Company Ltd. ADR*	62,242	3,239,696
SINA Corp.*	63,791	2,598,207
ZTE Corp. — Class H	607,019	2,110,437
YY, Inc. ADR*,1	29,573	1,917,514
Suncorp Technologies Ltd.*	11,680,000	1,898,562
Sohu.com, Inc.*	29,323	1,867,289
Bitauto Holdings Ltd. ADR*	24,231	1,466,946
SouFun Holdings Ltd. ADR1	193,736	1,439,458
58.com, Inc. ADR*	15,430	1,157,404
BYD Electronic International Company Ltd.	608,000	992,999
Coolpad Group Ltd.	2,568,076	924,322
Autohome, Inc. ADR*	18,680	851,621
21Vianet Group, Inc. ADR*,1	44,885	810,623
TCL Communication Technology Holdings Ltd.1	602,016	644,611
China Fiber Optic Network System Group Ltd.1	1,074,000	407,346
China Public Procurement Ltd.*,1	7,716,000	348,395
Renren, Inc. ADR*,1	85,456	340,969
V1 Group Ltd.	2,880,000	330,669
Comba Telecom Systems Holdings Ltd.1	896,378	316,850
Weibo Corp ADR*,1	16,425	260,336
China All Access Holdings Ltd.	776,029	259,292
Phoenix New Media Ltd. ADR*	32,089	227,190
Pacific Online Ltd.	401,000	223,480
Synertone Communication Corp.	2,920,000	222,252
Total Communications		53,534,630
Technology - 31.6%
NetEase, Inc. ADR	52,348	7,402,530
Lenovo Group Ltd.	4,522,081	7,175,545
Semiconductor Manufacturing International Corp.*,1	28,397,375	3,260,465
Hanergy Thin Film Power Group Ltd.*,††,1	10,226,262	2,862,781
Kingsoft Corporation Ltd.1	596,022	2,391,300
TravelSky Technology Ltd. — Class H	901,032	1,562,252
NetDragon Websoft, Inc.1	248,012	1,243,012
Kingdee International Software Group Company Ltd.	1,466,040	1,172,597
PAX Global Technology Ltd.*	625,000	1,132,032
Chinasoft International Ltd.*	1,128,008	794,541
Shunfeng International Clean Energy Ltd.*	1,034,000	726,990
Perfect World Company Ltd. ADR*,1	33,164	655,984
Shanda Games Ltd. ADR*	90,987	632,815
Ju Teng International Holdings Ltd.	840,030	519,089
	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 31.6% (continued)
Tian Ge Interactive Holdings Ltd.2	556,000	$497,072
Boyaa Interactive International Ltd.	440,000	452,967
Cheetah Mobile Inc ADR*,1	13,002	413,984
Changyou.com Ltd. ADR*	11,268	351,336
Shanghai Fudan Microelectronics Group Company Ltd. — Class H	230,000	280,396
China Mobile Games & Entertainment Group Ltd.1	11,950	237,088
TPV Technology Ltd.1	896,031	219,628
NQ Mobile, Inc. ADR*,1	49,582	203,782
China ITS Holdings Company Ltd.*	1,125,000	200,283
Total Technology		34,388,469
Industrial - 8.3%
AAC Technologies Holdings, Inc.	658,506	3,682,649
Sunny Optical Technology Group Company Ltd.1	656,000	1,440,372
Hi Sun Technology China Ltd.*	1,740,048	891,175
Wasion Group Holdings Ltd.	450,014	697,818
Truly International Holdings Ltd.	1,370,037	687,533
Tongda Group Holdings Ltd.	2,900,000	613,555
China Aerospace International Holdings Ltd.	1,832,054	482,147
GCL New Energy Holdings Ltd.*,1	2,686,000	304,930
Kingwell Group Ltd.*	1,672,000	142,361
Yingli Green Energy Holding Company Ltd. ADR*	125,443	126,697
Total Industrial		9,069,237
Energy - 5.7%
GCL-Poly Energy Holdings Ltd.*,1	10,166,163	2,714,807
Xinyi Solar Holdings Ltd.1	3,232,000	1,513,524
Trina Solar Ltd. ADR*,1	86,177	1,066,009
JinkoSolar Holding Company Ltd. ADR*,1	19,434	558,728
JA Solar Holdings Company Ltd. ADR*,1	35,964	304,615
Total Energy		6,157,683
Consumer, Cyclical - 1.7%
Digital China Holdings Ltd.1	876,033	1,575,414
VST Holdings Ltd.	712,000	288,417
Total Consumer, Cyclical		1,863,831
Basic Materials - 1.7%
Kingboard Chemical Holdings Ltd.	593,816	1,155,220
Kingboard Laminates Holdings Ltd.	1,049,033	533,208
Landing International Development Ltd.*	6,025,000	126,694
Total Basic Materials		1,815,122
Consumer, Non-cyclical - 1.4%
China Innovationpay Group Ltd.*	4,128,000	681,649
HC International, Inc.*,1	342,000	511,795
Goldpac Group Ltd.	312,000	258,808
Anxin-China Holdings Ltd.*,†††	2,276,054	85,151
Total Consumer, Non-cyclical		1,537,403

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Diversified - 0.2%
Beijing Development HK Ltd.*	724,000	$254,050
Total Common Stocks
(Cost $88,707,685)		108,620,425
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 10.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.1047%	11,372,677	$11,372,677
Total Securities Lending Collateral
(Cost $11,372,677)		11,372,677
Total Investments - 110.2%
(Cost $100,080,362)		$119,993,102
Other Assets & Liabilities, net - (10.2)%		(11,066,178)
Total Net Assets - 100.0%		$108,926,924

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
†††	Value determined based on Level 3 inputs – See Note 2.
1	All or portion of this security is on loan at May 31, 2015 – See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $497,072 (cost $297,547), or 0.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt

Guggenheim Emerging Markets Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 98.3%
China - 21.0%
China Overseas Land & Investment Ltd.	42,000	$152,253
China Resources Land Ltd.	32,000	103,618
China Vanke Company Ltd. — Class H*	21,000	55,402
Sino-Ocean Land Holdings Ltd.	66,000	47,170
Yuexiu Property Company Ltd.	120,000	27,865
Carnival Group International Holdings Ltd.*	130,000	23,479
Shenzhen Investment Ltd.	38,000	20,589
Guangzhou R&F Properties Company Ltd. — Class H*	17,200	20,148
Poly Property Group Company Ltd.	36,000	19,831
China South City Holdings Ltd.	50,000	18,964
Franshion Properties China Ltd.	42,000	16,363
Beijing Capital Land Ltd. — Class H	18,000	13,654
Shanghai Industrial Urban Development Group Ltd.*	26,000	8,922
China Overseas Grand Oceans Group Ltd.	14,000	7,856
Wanda Hotel Development Company Ltd.*	28,000	7,188
Kaisa Group Holdings Ltd.*,†††,1,2	45,000	–
Total China		543,302
Cayman Islands - 15.8%
Country Garden Holdings Company Ltd.	128,000	58,951
Evergrande Real Estate Group Ltd.2	76,000	49,513
Shimao Property Holdings Ltd.	22,500	48,300
Sunac China Holdings Ltd.	32,000	37,608
Longfor Properties Company Ltd.	22,500	37,096
KWG Property Holding Ltd.	25,000	23,866
SOHO China Ltd.	34,000	23,203
Greentown China Holdings Ltd.2	16,000	22,912
Agile Property Holdings Ltd.	26,000	19,991
Shui On Land Ltd.	60,500	19,122
Renhe Commercial Holdings Company Ltd.*	198,000	17,625
Colour Life Services Group Company Ltd.	8,000	12,034
E-House China Holdings Ltd. ADR	1,305	7,256
Glorious Property Holdings Ltd.*	42,000	6,123
Logan Property Holdings Company Ltd.	14,000	5,978
Wuzhou International Holdings Ltd.*	26,000	5,702
Fantasia Holdings Group Company Ltd.	30,000	4,838
Yuzhou Properties Company Ltd.2	14,000	3,901
Hydoo International Holding Ltd.	20,000	3,896
Total Cayman Islands		407,915
	Shares	Value
COMMON STOCKS† - 98.3% (continued)
South Africa - 10.9%
Growthpoint Properties Ltd.	34,462	$73,043
Redefine Properties Ltd.2	49,264	43,322
Resilient Property Income Fund Ltd.	5,007	38,006
Hyprop Investments Ltd.	3,220	30,271
Capital Property Fund	23,393	26,723
Attacq Ltd.*	11,739	22,672
Vukile Property Fund Ltd.	7,865	12,120
Emira Property Fund	7,434	10,509
S.A. Corporate Real Estate Fund Nominees Pty Ltd.	24,043	9,168
Fountainhead Property Trust	8,595	6,160
Arrowhead Properties Ltd. — Class A	6,200	4,968
Arrowhead Properties Ltd. — Class B	6,113	4,873
Total South Africa		281,835
United Arab Emirates - 8.0%
Emaar Properties PJSC	64,593	137,168
Aldar Properties PJSC	70,369	50,003
Deyaar Development PJSC*	34,677	7,524
Union Properties PJSC	23,654	7,084
Eshraq Properties Company PJSC*	26,547	5,493
Total United Arab Emirates		207,272
Philippines - 7.7%
Ayala Land, Inc.	92,900	83,451
SM Prime Holdings, Inc.	153,600	66,285
Megaworld Corp.	217,000	23,119
Robinsons Land Corp.	25,800	17,071
Vista Land & Lifescapes, Inc.	54,400	8,578
Belle Corp.	400	31
Total Philippines		198,535
Mexico - 7.0%
Fibra Uno Administracion S.A. de CV	38,511	98,080
Mexico Real Estate Management S.A. de CV*	12,800	18,615
PLA Administradora Industrial S de RL de CV*	8,200	15,971
Corporation Inmobiliaria Vesta SAB de CV	5,414	9,716
Concentradora Fibra Hotelera Mexicana S.A. de CV	7,700	9,585
Prologis Property Mexico S.A. de CV*	5,170	8,829
Concentradora Fibra Danhos S.A. de CV	3,578	8,772
Fibra Shop Portafolios Inmobiliarios SAPI de CV	6,053	6,691
Asesor de Activos Prisma SAPI de CV*	4,200	3,998
Total Mexico		180,257
Indonesia - 5.6%
Lippo Karawaci Tbk PT	355,200	34,918
Summarecon Agung Tbk PT	154,100	23,015
Bumi Serpong Damai Tbk PT	146,700	21,133
Ciputra Development Tbk PT	180,400	19,508
Pakuwon Jati Tbk PT	409,500	13,687

Guggenheim Emerging Markets Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Indonesia - 5.6% (continued)
Alam Sutera Realty Tbk PT	167,700	$7,609
Modernland Realty Tbk PT	150,000	6,409
Kawasan Industri Jababeka Tbk PT	280,600	5,793
Lippo Cikarang Tbk PT*	6,600	5,415
Intiland Development Tbk PT	103,300	4,843
Sentul City Tbk PT	376,800	2,821
Total Indonesia		145,151
Thailand - 4.2%
Central Pattana PCL	22,800	29,313
Land & Houses PCL	56,900	15,815
Hemaraj Land and Development PCL	78,200	10,089
Bangkok Land PCL	193,200	8,844
Pruksa Real Estate PCL	11,700	8,556
Quality Houses PCL	77,116	6,006
Supalai PCL	10,600	5,766
WHA Corporation PCL*	46,000	5,224
Sansiri PCL	88,800	4,963
LPN Development PCL	9,500	4,660
TICON Industrial Connection PCL — Class F	8,800	4,185
U City PCL — Class F*	2,858,600	3,399
Country Group Development PCL*	57,600	2,209
Total Thailand		109,029
Malaysia - 3.8%
KLCCP Stapled Group	7,300	14,038
IOI Properties Group BHD	25,500	13,634
Sunway BHD	11,400	10,480
IGB Real Estate Investment Trust	26,600	9,868
SP Setia BHD Group	10,000	9,138
UEM Sunrise BHD	31,100	8,738
Sunway Real Estate Investment Trust	18,100	7,949
Eastern & Oriental BHD	14,740	7,358
Mah Sing Group BHD	12,300	7,180
CapitaMalls Malaysia Trust	13,800	5,270
IGB Corporation BHD	5,900	4,635
Sunway Construction Group BHD*,†††,1	1,140	105
Total Malaysia		98,393
Taiwan, Province of China - 3.7%
Highwealth Construction Corp.*	11,000	27,596
Ruentex Development Company Ltd.	14,000	22,487
Huaku Development Company Ltd.	4,000	9,253
Prince Housing & Development Corp.	20,000	7,787
Chong Hong Construction Company Ltd.	3,000	6,578
Radium Life Tech Company Ltd.*	12,000	5,708
Farglory Land Development Company Ltd.	5,000	5,677
Hung Sheng Construction Ltd.*	8,000	5,643
Kindom Construction Corp.	6,000	4,633
Total Taiwan, Province of China		95,362
	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Brazil - 3.7%
BR Malls Participacoes S.A.	8,936	$42,544
Multiplan Empreendimentos Imobiliarios S.A.	1,438	22,444
BR Properties S.A.	3,702	12,233
Iguatemi Empresa de Shopping Centers S.A.	1,144	9,474
Aliansce Shopping Centers S.A.	1,306	6,300
LPS Brasil Consultoria de Imoveis S.A.	1,401	2,361
Total Brazil		95,356
Egypt - 1.8%
Talaat Moustafa Group	19,449	24,980
Medinet Nasr Housing*	2,110	8,808
Six of October Development & Investment*	4,119	6,888
Palm Hills Developments SAE*	15,499	6,256
Total Egypt		46,932
Qatar - 1.5%
Barwa Real Estate Co.	2,135	29,329
United Development Company QSC	1,789	11,177
Total Qatar		40,506
Turkey - 1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	34,213	38,429
Chile - 0.8%
Parque Arauco S.A.	10,639	20,587
Russian Federation - 0.3%
LSR Group GDR	3,741	8,885
Morocco - 0.3%
Douja Promotion Groupe Addoha S.A.	2,087	6,359
Alliances Developpement Immobilier S.A.	85	819
Total Morocco		7,178
Poland - 0.3%
Globe Trade Centre S.A.*	4,515	6,865
Greece - 0.2%
Grivalia Properties REIC	703	5,942
Guernsey - 0.2%
Etalon Group Ltd. GDR	2,276	5,110
Total Common Stocks
(Cost $2,427,362)		2,542,841
EXCHANGE-TRADED FUNDS †- 1.0%
Market Vectors India Small-Capital Index ETF	575	25,530
Total Exchange-Traded Funds
(Cost $25,329)		25,530

Guggenheim Emerging Markets Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 5.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.1387%	$150,537	$150,537
Total Securities Lending Collateral
(Cost $150,537)		$150,537
Total Investments - 105.1%
(Cost $2,603,228)		$2,718,908
Other Assets & Liabilities, net - (5.1)%		(131,612)
Total Net Assets - 100.0%		$2,587,296

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	Security was fair valued by the Valuation Committee at May 31, 2015. The total market value of fair valued securities amounts to $105 or less than 0.1% of total net assets.
2	All or portion of this security is on loan at May 31, 2015 - See Note 4.
3	Securities lending collateral - See Note - 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Guggenheim Solar ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
United States - 41.2%
SunEdison, Inc.*,1	1,303,466		$39,064,877
SolarCity Corp.*,1	429,735		25,835,669
First Solar, Inc.*	453,772		22,557,006
TerraForm Power, Inc. — Class A	433,548		17,398,281
SunPower Corp. — Class A*,1	552,336		16,785,490
Advanced Energy Industries, Inc.*	414,979		11,835,201
Vivint Solar, Inc.*,1	665,006		9,576,086
Enphase Energy, Inc.*,1	671,892		6,362,817
Total United States			149,415,427
Cayman Islands - 33.2%
GCL-Poly Energy Holdings Ltd.1	86,863,348		23,196,281
Xinyi Solar Holdings Ltd.1	46,658,000		21,849,635
Trina Solar Ltd. ADR*,1	1,286,863		15,918,495
Shunfeng International Clean Energy Ltd.*	18,736,000		13,173,004
JinkoSolar Holding Company Ltd. ADR*,1	452,416		13,006,960
JA Solar Holdings Company Ltd. ADR*,1	1,001,862		8,485,771
Hanwha SolarOne Co. Ltd.*,1	3,624,970		7,866,185
Comtec Solar Systems Group Ltd.*	38,370,475		6,583,552
Daqo New Energy Corp.*,1	292,488		6,446,436
Yingli Green Energy Holding Company Ltd. ADR*,1	3,812,851		3,850,980
Total Cayman Islands			120,377,299
Bermuda - 6.6%
Hanergy Thin Film Power Group Ltd.*,††,1	50,653,069		14,180,023
	Shares		Value
COMMON STOCKS† - 99.8% (continued)
Bermuda - 6.6% (continued)
China Singyes Solar Technologies Holdings Ltd.1	6,317,245		$9,779,585
Total Bermuda			23,959,608
Canada - 5.1%
Canadian Solar, Inc.*,1	492,737		16,092,790
5N Plus, Inc.*	2,438,965		2,422,845
Total Canada			18,515,635
Switzerland - 3.8%
Meyer Burger Technology AG*,1	1,744,391		13,905,571
United Kingdom - 3.7%
Abengoa Yield plc1	347,539		13,359,399
Germany - 2.3%
SMA Solar Technology AG1	451,012		8,413,361
Norway - 2.3%
REC Silicon ASA*,1	37,847,306		8,168,693
British Virgin Islands - 1.6%
ReneSola Ltd. ADR*,1	3,993,255		5,830,152
Total Common Stocks
(Cost $407,674,606)			361,945,145
SECURITIES LENDING COLLATERAL†,2 - 42.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.1047%	153,286,942		153,286,942
Total Securities Lending Collateral
(Cost $153,286,942)			153,286,942
Total Investments - 142.0%
(Cost $560,961,548)			$515,232,087
Other Assets & Liabilities, net - (42.0)%			(152,294,545)
Total Net Assets - 100.0%			$362,937,542

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	All or portion of this security is on loan at May 31, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Guggenheim S&P Global Water Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
United States - 30.7%
American Water Works Company, Inc.	391,053	$20,674,972
Danaher Corp.	217,207	18,749,308
Xylem, Inc.	362,788	13,267,158
IDEX Corp.	155,677	12,027,605
Aqua America, Inc.	384,604	10,122,777
Rexnord Corp.*	202,364	5,184,566
Mueller Industries, Inc.	113,276	3,948,801
Tetra Tech, Inc.	134,118	3,508,527
American States Water Co.	83,134	3,194,840
Watts Water Technologies, Inc. — Class A	56,393	2,996,160
Mueller Water Products, Inc. — Class A	317,918	2,931,204
Franklin Electric Company, Inc.	78,528	2,763,400
Itron, Inc.*	76,164	2,733,526
California Water Service Group	103,976	2,483,987
Calgon Carbon Corp.	105,033	2,180,485
Lindsay Corp.1	23,912	1,925,872
Badger Meter, Inc.	28,762	1,855,724
Aegion Corp. — Class A*	81,220	1,447,340
Advanced Drainage Systems, Inc.	48,754	1,415,816
Gorman-Rupp Co.	37,624	1,054,601
Connecticut Water Service, Inc.	24,173	852,098
Total United States		115,318,767
United Kingdom – 23.9%
Pentair plc	363,052	23,246,221
United Utilities Group plc	1,483,149	22,541,599
Severn Trent plc	518,332	17,377,156
Pennon Group plc	868,092	11,306,024
Halma plc	751,963	8,760,848
Rotork plc	1,726,568	6,676,224
Total United Kingdom		89,908,072
France - 9.0%
Veolia Environnement S.A.	950,160	19,703,916
Suez Environnement Co.	752,032	14,478,057
Total France		34,181,973
Switzerland - 8.5%
Geberit AG	75,216	26,949,710
Sulzer AG	47,044	5,151,476
Total Switzerland		32,101,186
China – 8.3%
China Everbright International Ltd.	5,949,000	11,281,653
Guangdong Investment Ltd.	6,252,000	8,759,115
Beijing Enterprises Water Group Ltd.	9,852,000	8,324,864
	Shares	Value
COMMON STOCKS† - 99.4% (continued)
China – 8.3% (continued)
Kangda International Environmental Company Ltd.*,2	2,113,000	1,193,947
China Water Affairs Group Ltd.1	1,794,000	1,004,439
China Water Industry Group Ltd.*	2,165,771	757,170
Total China		31,321,188
Sweden - 3.1%
Alfa Laval AB	621,480	11,703,736
Japan - 2.8%
Kurita Water Industries Ltd.	225,300	5,421,216
Ebara Corp.	1,011,000	4,928,925
Total Japan		10,350,141
Netherlands - 2.7%
Aalberts Industries N.V.	191,443	5,909,415
Arcadis N.V.	146,422	4,151,302
Total Netherlands		10,060,717
South Korea - 2.5%
Coway Company Ltd.	115,749	9,556,538
Austria - 2.4%
Andritz AG	144,869	8,940,384
Italy - 1.7%
Hera SpA	1,328,340	3,501,008
Interpump Group SpA	160,332	2,735,138
Total Italy		6,236,146
Israel - 1.6%
Israel Chemicals Ltd.	857,185	6,131,848
Brazil - 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	743,342	4,318,817
Spain - 0.7%
Fomento de Construcciones y Contratas S.A.*,1	249,608	2,604,128
Singapore - 0.3%
SIIC Environment Holdings Ltd.*	8,343,600	1,268,024
Total Common Stocks
(Cost $291,807,044)		374,001,665
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.1046%	3,155,134	3,155,134
Total Securities Lending Collateral
(Cost $3,155,134)		3,155,134
Total Investments - 100.2%
(Cost $294,962,178)		$377,156,799
Other Assets & Liabilities, net - (0.2)%		(775,415)
Total Net Assets - 100.0%		$376,381,384

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2015 —- See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $1,193,947, or 0.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
United States - 19.3%
Williams Companies, Inc.	2,544	$129,998
Kinder Morgan, Inc.	2,426	100,655
Pepco Holdings, Inc.	1,114	30,356
PPL Corp.	874	30,337
Southern Co.	636	27,787
CenterPoint Energy, Inc.	1,340	27,296
Consolidated Edison, Inc.	432	26,715
FirstEnergy Corp.	734	26,189
Entergy Corp.	328	25,082
Exelon Corp.	702	23,749
American Electric Power Company, Inc.	414	23,304
SCANA Corp.	426	22,646
Total United States		494,114
Australia - 15.4%
Sydney Airport	31,458	137,012
Transurban Group	15,718	122,359
AusNet Services	44,856	52,361
APA Group	5,924	42,262
AGL Energy Ltd.	3,246	40,326
Total Australia		394,320
China - 13.3%
Jiangsu Expressway Company Ltd. — Class H	102,000	142,113
Zhejiang Expressway Company Ltd. — Class H	90,000	140,256
CLP Holdings Ltd.	3,500	30,613
Power Assets Holdings Ltd.	3,000	28,755
Total China		341,737
Spain - 8.2%
Abertis Infraestructuras S.A.	5,136	90,066
Endesa S.A.	2,382	44,461
Iberdrola S.A.	5,642	38,945
Gas Natural SDG S.A.	1,428	35,061
Total Spain		208,533
Italy - 8.1%
Atlantia SpA	4,252	109,177
Snam SpA1	10,274	50,733
Terna Rete Elettrica Nazionale SpA	9,698	46,145
Total Italy		206,055
United Kingdom - 7.8%
Centrica plc	11,822	50,078
SSE plc	1,692	42,989
National Grid plc	2,578	36,743
Severn Trent plc	1,060	35,537
United Utilities Group plc	2,234	33,953
Total United Kingdom		199,300
	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Canada - 7.0%
Pembina Pipeline Corp.	3,076	$98,792
TransCanada Corp.	1,868	80,661
Total Canada		179,453
Singapore - 6.0%
Hutchison Port Holdings Trust — Class U	144,800	95,568
SATS Ltd.	14,800	37,195
SIA Engineering Company Ltd.	7,200	20,870
Total Singapore		153,633
France - 4.9%
GDF Suez	2,166	43,635
Electricite de France S.A.	1,672	41,025
Suez Environnement Co.	2,076	39,967
Total France		124,627
New Zealand - 3.7%
Mighty River Power Ltd.	14,330	29,162
Contact Energy Ltd.	6,260	27,394
Infratil Ltd.	8,498	19,954
Z Energy Ltd.	5,278	19,153
Total New Zealand		95,663
Portugal - 1.8%
EDP - Energias de Portugal S.A. ADR	11,980	46,692
Finland - 1.7%
Fortum Oyj	2,306	43,788
Germany - 1.7%
E.ON SE	2,932	42,978
Austria - 0.7%
Verbund AG	1,100	17,595
Total Common Stocks
(Cost $2,511,179)		2,548,488
PREFERRED STOCKS† - 0.3%
Utilities - 0.3%
RWE AG	500	8,809
Total Preferred Stocks
(Cost $9,988)		8,809
SECURITIES LENDING COLLATERAL†,2 - 2.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.1000%	50,752	50,752
Total Securities Lending Collateral
(Cost $50,752)		50,752
Total Investments - 101.9%
(Cost $2,571,919)		$2,608,049
Other Assets & Liabilities, net - (1.9)%		(48,029)
Total Net Assets - 100.0%		$2,560,020

†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2015 — See Note 4.
2	Securities lending collaterall — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust 2’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time.  Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to:

(i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments as of May 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim China All-Cap ETF	$56,880,809	$465,363	$206,058	$57,552,230
Guggenheim China Technology ETF	117,045,170	2,862,781	85,151	119,993,102
Guggenheim Emerging Markets Real Estate ETF	2,718,803	-	105	2,718,908
Guggenheim Solar ETF	501,052,064	14,180,023	-	515,232,087
Guggenheim S&P Global Water Index ETF	377,156,799	-	-	377,156,799
Guggenheim S&P High Income Infrastructure ETF	2,608,049	-	-	2,608,049

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 5/31/15	Valuation Technique	Unobservable Inputs
Guggenheim China All-Cap ETF	Common Stocks	$206,058	Last Trade with Adjustments	25%-100% Discount
	Rights	-	Model Price	Indicative Quote
Guggenheim China Technology ETF	Common Stocks	85,151	Last Trade with Adjustments	25% Discount
Guggenheim Emerging Markets Real Estate ETF	Common Stocks	105	Model Price	Indicative Quote
Guggenheim Emerging Markets Real Estate ETF	Common Stocks	-	Last Trade with Adjustments	100% Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of May 31, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China All-Cap ETF
Transfer from Level 1 to Level 2	$203,895
Transfer from Level 1 to Level 3	187,945

Guggenheim China Technology ETF
Transfer from Level 1 to Level 2	$2,862,781
Transfer from Level 1 to Level 3	$85,151

The transfer from Level 1 to Level 2 and the transfers from Level 1 to Level 3 are the result of securities being halted on the principal exchange on which they trade.

Except for Guggenheim China All-Cap ETF and Guggenheim China Technology ETF, there were no transfers between levels for these Funds for the period ended May 31, 2015.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim China All-Cap ETF
Beginning Balance	$15,888
Realized Gain/Loss	(52,584)
Change in Unrealized Gain/Loss	27,097
Purchases	27,712
Transfers In	187,945
Ending Balance	$206,058
Guggenheim China Technology ETF
Beginning Balance	$-
Transfers In	85,151
Ending Balance	$85,151
Guggenheim Emerging Markets Real Estate ETF
Beginning Balance	$-
Change in Unrealized Gain/Loss	(16,592)
Purchases	16,697
Ending Balance	$105

3.	Federal Income Taxes
As of May 31, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim China All-Cap ETF	$48,378,423	$13,828,528	$(4,654,721)	$9,173,807
Guggenheim China Technology ETF	102,325,786	25,995,099	(8,327,783)	17,667,316
Guggenheim Emerging Markets Real Estate ETF	2,603,228	323,679	(207,999)	115,680
Guggenheim Solar ETF	571,907,897	23,728,211	(80,404,021)	(56,675,810)
Guggenheim S&P Global Water Index ETF	298,920,491	93,731,712	(15,495,404)	78,236,308
Guggenheim S&P High Income Infrastructure ETF	2,571,919	117,947	(81,817)	36,130

4.	Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of May 31, 2015, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-cash Collateral	Total Collateral
Guggenheim China All-Cap ETF	$3,064,178	$2,267,539	$1,228,364	$3,495,903
Guggenheim China Technology ETF	15,888,121	11,372,677	5,309,291	16,681,968
Guggenheim Emerging Markets Real Estate ETF	121,524	150,537	-	150,537
Guggenheim Solar ETF	146,380,784	153,286,942	242,643	153,529,585
Guggenheim S&P Global Water Index ETF	3,054,249	3,155,134	-	3,155,134
Guggenheim S&P High Income Infrastructure ETF	47,954	50,752	-	50,752

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 29, 2015

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 29, 2015